Shareholder Report, Line Graph (Details) 199959_Wilshire Income Opportunities Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 30, 2016	Dec. 31, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 309,592	$ 298,259	$ 279,760	$ 314,027	$ 312,071	$ 300,720	$ 273,539	$ 274,721	$ 259,555	$ 250,000	$ 332,713
Bloomberg U.S. Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Universal Bond Index
Accumulated Value	287,487	281,743	265,362	304,987	308,388	286,672	262,301	262,971	252,637	250,000	$ 309,286
Custom Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Custom Blended Index
Accumulated Value	$ 313,412	$ 302,056	$ 279,973	$ 317,523	$ 317,748	$ 296,784	$ 268,997	$ 270,812	$ 258,523	$ 250,000	$ 338,518